Consolidated Statements of Comprehensive (Loss) Income (Unaudited) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Inventory Write-down	$ 35	$ 4
Net loss	(4,101)	(2,406)
Defined benefit plans:
Amortization of unrecognized amounts included in net periodic benefit costs	8	8
Foreign exchange (losses) gains	(9)	4
Other comprehensive (loss) income	(1)	12
Total comprehensive loss	(4,102)	(2,394)
Total comprehensive income attributable to noncontrolling interests	(71)	(58)
Preferred dividends attributable to redeemable noncontrolling interest	(11)	(10)
Total comprehensive loss attributable to common stockholders	$ (4,184)	$ (2,462)